Reverse Recapitalization and Related Transactions - Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Sep. 16, 2021 USD ($) D $ / shares shares	Feb. 10, 2021 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Aug. 31, 2021 shares
Schedule Of Reverse Recapitalization [Line Items]
Recapitalization transaction | $	$ 257.6			$ 257.6	$ 0.0
Proceeds from reverse recapitalization, net of redemptions | $	$ 242.4
Conversion of stock (in shares)	1		1	1
Contingent consideration, equity, earnout period	3 years
Contingent consideration, equity, stock price trigger (in dollars per share) | $ / shares	$ 12.00
Contingent consideration, equity, threshold trading days | D	10
Contingent consideration, equity, threshold consecutive trading days | D	20
Conversion of stock (in shares)	64,884,120
Number of shares issued in transaction (in shares)		60,000,000
Price per share (in dollars per share) | $ / shares		$ 10.00
Consideration received on transaction | $	$ 600.0	$ 600.0
Shares issued for business combination and PIPE financing fees (in shares)	1,512,500
Warrant outstanding (in shares)	24,666,667
Warrants price per share (in dollars per share) | $ / shares	$ 11.50
Direct and incremental transaction, aggregate cost | $	$ 81.8
Reverse recapitalization, transaction costs | $	10.9
Adjustments to additional paid in capital, stock issued, issuance costs | $	$ 55.8
Issuance of Class A common stock pursuant to the Business Combination Agreement | $				$ 162.3
Atlas
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration, equity, shares (in shares)	1,875,000
Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares issued following conversion (in shares)	124,735,762
Restricted Stock Units (RSUs)
Schedule Of Reverse Recapitalization [Line Items]
Vested (in shares)			300,014	10,596,167
Public Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrant outstanding (in shares)	16,666,667		17,398,947	17,398,947
Warrants price per share (in dollars per share) | $ / shares	$ 11.50		$ 0.01	$ 0.01
Private Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrant outstanding (in shares)	8,000,000
2021 Stock Plan
Schedule Of Reverse Recapitalization [Line Items]
Options and restricted stock units, outstanding, number (in shares)	56,390,023
Warrant outstanding (in shares)	13,112,602
Options, restricted stock units and warrants issued (in shares)	70,265,095
2021 Stock Plan | Restricted Stock Units (RSUs)
Schedule Of Reverse Recapitalization [Line Items]
Vested (in shares)	10,004,612
Common Class A
Schedule Of Reverse Recapitalization [Line Items]
Issuance of Class A common stock pursuant to the Business Combination Agreement | $	$ 15.1
Common Class A | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares issued following conversion (in shares)	54,987,838
Common Class A | 2021 Stock Plan
Schedule Of Reverse Recapitalization [Line Items]
Capital shares reserved for future issuance (in shares)			3,255,791			7,453,588
Common Class B
Schedule Of Reverse Recapitalization [Line Items]
Vested (in shares)	10,004,612
Common Class B | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares issued following conversion (in shares)	69,747,924
Common Class B | Restricted Stock Units (RSUs)
Schedule Of Reverse Recapitalization [Line Items]
Vested (in shares)			5,002,306	5,002,306
Series Seed And Series A Redeemable Convertible Preferred Stock
Schedule Of Reverse Recapitalization [Line Items]
Conversion of stock (in shares)	64,884,120
New Archer Class A and B Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Capital shares reserved for future issuance (in shares)	60,260,483